Suppliers (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Suppliers Abstract
Schedule of suppliers
	2021	2020
Local currency	1,401,093	1,164,193
Foreign currency	497,877	481,001
Total	1,898,970	1,645,194

Current	1,820,056	1,612,536
Non-current	78,914	32,658